Non-current assets held-for-sale	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets held-for-sale	Non-current assets held for sale

	12/31/2022	12/31/2021
Real estate	166,943	149,770
Impairment	—	(19,977)
Total	166,943	129,793
The balance of non-current assets held for sale comprises assets originally received as collateral for loans and advances to customers, which were repossessed. Non-current assets held for sale are normally sold at auctions, which usually occur within one year.